UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-09151
Investment Company Act File Number

Eaton Vance Pennsylvania Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

November 30
Date of Fiscal Year End

August 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Pennsylvania Municipal Income Trust	as of August 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 162.7%

Principal
Amount
(000’s omitted)	Security	Value
Bond Bank — 3.2%
$1,000	Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$1,108,620

		$1,108,620

Cogeneration — 3.9%
$160	Carbon County Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$160,730
500	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	345,470
500	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	338,135
625	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	540,375

		$1,384,710

Education — 2.9%
$500	Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	$505,735
500	Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	508,815

		$1,014,550

Electric Utilities — 2.9%
$435	Pennsylvania Economic Development Financing Authority, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	$426,291
600	York County Industrial Development Authority, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	610,026

		$1,036,317

Escrowed/Prerefunded — 2.0%
$600	Bucks County Industrial Development Authority, (Pennswood), Prerefunded to 10/1/12, 6.00%, 10/1/27	$689,826

		$689,826

General Obligations — 7.5%
$500	Chester County, 5.00%, 7/15/27(1)	$548,125
1,000	Daniel Boone Area School District, 5.00%, 8/15/32	1,023,170
1,000	Philadelphia School District, 6.00%, 9/1/38	1,069,520

		$2,640,815

Health Care-Miscellaneous — 0.2%
$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	$83,361

		$83,361

Hospital — 17.1%
$500	Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$505,330
500	Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	511,425
1,250	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,163,487
1,500	Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,324,845
1,000	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(2)	1,104,120
850	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	869,933
500	Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	513,005

		$5,992,145

Principal
Amount
(000’s omitted)	Security	Value
Housing — 15.7%
$515	Allegheny County Residential Finance Authority, (Single Family Mortgages), (AMT), 4.95%, 11/1/37	$471,678
1,170	Allegheny County Residential Finance Authority, (Single Family Mortgages), (AMT), 5.00%, 5/1/35	1,141,826
985	Pennsylvania Housing Finance Agency, (AMT), 4.70%, 10/1/37	862,604
1,200	Pennsylvania Housing Finance Agency, (AMT), 4.875%, 4/1/26	1,148,856
1,000	Pennsylvania Housing Finance Agency, (AMT), 4.90%, 10/1/37	925,790
1,000	Pennsylvania Housing Finance Agency, (AMT), 5.15%, 10/1/37	950,180

		$5,500,934

Industrial Development Revenue — 10.1%
$750	Montgomery County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (AMT), 5.25%, 7/1/42	$658,807
500	New Morgan Industrial Development Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	495,230
250	Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	263,840
1,000	Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	986,830
500	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	450,470
1,550	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	679,706

		$3,534,883

Insured-Education — 22.7%
$500	Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$516,545
1,675	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	1,529,962
1,115	Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,117,152
2,000	Pennsylvania Higher Educational Facilities Authority, (State System Higher Education), (FSA), 5.00%, 6/15/24	2,003,200
1,000	Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 5.00%, 4/1/33	1,006,650
500	State Public School Building Authority, (Delaware County Community College), (FSA), 5.00%, 10/1/27	530,040
375	State Public School Building Authority, (Delaware County Community College), (FSA), 5.00%, 10/1/29	390,926
875	State Public School Building Authority, (Delaware County Community College), (FSA), 5.00%, 10/1/32	898,310

		$7,992,785

Insured-Electric Utilities — 1.6%
$580	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), (NPFG), 4.75%, 2/15/27	$551,557

		$551,557

Insured-Escrowed/Prerefunded — 10.0%
$1,600	Pennsylvania Turnpike Commission, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	$1,604,128
500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29	525,460
2,000	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,389,500

		$3,519,088

Insured-General Obligations — 2.4%
$500	Beaver County, (FSA), 5.55%, 11/15/31	$530,720
300	West Mifflin Area School District, (FSA), 5.125%, 4/1/31	309,798

		$840,518

Insured-Hospital — 15.0%
$250	Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$276,223
450	Delaware County General Authority, (Catholic Health East), (AMBAC), 4.875%, 11/15/26	409,135

Principal
Amount
(000’s omitted)	Security	Value
$1,440	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (FSA), 5.00%, 7/1/35(2)	$1,401,242
1,500	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (NPFG), 5.25%, 7/1/29	1,362,345
2,000	Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital), (AMBAC), 5.00%, 6/1/28	1,809,900

		$5,258,845

Insured-Lease Revenue/Certificates of Participation — 7.4%
$500	Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$510,410
1,195	Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (FSA), 4.75%, 2/15/27	1,219,163
750	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	866,205

		$2,595,778

Insured-Special Tax Revenue — 6.4%
$1,000	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	$965,090
9,870	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	542,554
1,690	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	192,592
3,350	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	357,613
2,100	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	209,286

		$2,267,135

Insured-Transportation — 12.5%
$1,000	Pennsylvania Turnpike Commission, (AGC), 5.00%, 6/1/38	$1,026,300
500	Philadelphia Airport Commission, (FSA), (AMT), 5.00%, 6/15/27	482,260
1,005	Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,005,533
1,800	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	1,871,217

		$4,385,310

Insured-Water and Sewer — 7.1%
$275	Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	$293,585
585	Chester County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 2/1/40	525,353
875	Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 11/1/36	808,972
500	Delaware County Industrial Development Authority, (Water Facilities), (FGIC), (NPFG), (AMT), 6.00%, 6/1/29	502,235
360	Philadelphia Water and Wastewater Revenue, (FGIC), (NPFG), 5.00%, 11/1/31	359,496

		$2,489,641

Senior Living/Life Care — 5.4%
$1,000	Cliff House Trust, (AMT), 6.625%, 6/1/27(3)	$542,520
500	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.25%, 8/15/29	397,380
500	Lancaster County Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	500,830
200	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	183,172
300	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	258,405

		$1,882,307

Special Tax Revenue — 0.3%
$110	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$112,296

		$112,296

Transportation — 4.2%
$460	Erie Municipal Airport Authority, (AMT), 5.875%, 7/1/16	$413,379
270	Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	248,270
750	Pennsylvania Turnpike Commission, 5.625%, 6/1/29	806,483

		$1,468,132

Principal
Amount
(000’s omitted)	Security	Value
Water and Sewer — 2.2%
$750	Harrisburg Water Authority, 5.25%, 7/15/31	$779,603

		$779,603

Total Tax-Exempt Investments — 162.7% (identified cost $59,320,724)		$57,129,156

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (60.3)%		$(21,175,000)

Other Assets, Less Liabilities — (2.4)%		$(830,596)

Net Assets Applicable to Common Shares — 100.0%		$35,123,560

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2009, 52.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 15.3% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of an inverse floater.

(3)		Security is in default and is making only partial interest payments.

A summary of financial instruments outstanding at August 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
12/09	50 U.S. Treasury Bond	Short	$(5,970,919)	$(5,987,500)	$(16,581)

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Termination Date	Depreciation
JPMorgan Chase Co.	$912,500	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(103,270)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At August 31, 2009, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Trust may enter into interest rate swap contracts. The Trust may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in a liability position and whose primary underlying risk exposure is interest rate risk was $119,851.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$56,962,938

Gross unrealized appreciation	$1,301,128
Gross unrealized depreciation	(3,504,910)

Net unrealized depreciation	$(2,203,782)

FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2009, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Tax-Exempt Investments	$—	$57,129,156	$—	$57,129,156

Total Investments	$—	$57,129,156	$—	$57,129,156

Liability Description
Futures Contracts	$(16,581)	$—	$—	$(16,581)
Interest Rate Swaps	—	(103,270)	—	(103,270)

Total	$(16,581)	$(103,270)	$—	$(119,851)

The Trust held no investments or other financial instruments as of November 30, 2008 whose fair value was determined using Level 3 inputs.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Pennsylvania Municipal Income Trust

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	October 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	October 26, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	October 26, 2009